Equity reserves (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) yr Share	Dec. 31, 2019 CAD ($) yr Share	Dec. 31, 2018 USD ($) yr Share	Dec. 31, 2018 CAD ($) yr Share
Disclosure of reserves within equity [line items]
Description of share-based payment arrangement	The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company's issued and outstanding common shares.	The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company's issued and outstanding common shares.
Description of vesting requirements for share-based payment arrangement	All options granted prior to this date vest 25% on the date of grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.	All options granted prior to this date vest 25% on the date of grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.
Number of share options granted in share-based payment arrangement | Share	3,803,700	3,803,700	2,739,802	2,739,802
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.99		$ 1.08
Number of share options exercised in share-based payment arrangement | Share	403,116	403,116
Proceeds from exercise of options	$ 332
Share-based payments	969		$ 935
Share based payments capitalized to mineral properties, plant and equipment	$ 32
Option life, share options granted (years) | yr	3.79	3.79	3.62	3.62
Expected dividend, share options granted	$ 0		$ 0
Forefeiture rate, restricted share units granted	3.10%	3.10%	2.56%	2.56%
Restricted And Performance Share Unit Cash Plan [Member]
Disclosure of reserves within equity [line items]
Number of RSUs granted | Share	2,024,553	2,024,553	2,393,247	2,393,247
Share-based payments	$ 800		$ 800
Share based payments capitalized to mineral properties, plant and equipment			$ 14
Forefeiture rate, restricted share units granted	2.56%	2.56%	2.56%	2.56%
Recognized financial liability for cash settled RSUs	$ 1,000		$ 500